Summary of significant accounting policies - Business combinations and goodwill - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2022
Disclosure of detailed information about business combination [line items]
Goodwill recognised at the acquisition date	$ 46,950	$ 1,473
Goodwill expected to be deductible for tax purpose	0
Acquisition related costs	$ 51
Period of purchase of office equipment (in years)	3 years
Consolidated revenue if the acquisition had taken place at the beginning of the year	$ 480,247	434,094
Profit before tax from continuing operations if the acquisition had taken place at the beginning of the year	$ 10,627	$ 118,576
Lightmap Ltd
Disclosure of detailed information about business combination [line items]
Goodwill recognised at the acquisition date			$ 46,950